Related Party Transactions	12 Months Ended
Dec. 31, 2020
Parent Company
Related Party Transactions
Related Party Transactions

Note 23 Related-Party Transactions

	Sales of	Purchase		Receivables	Liabilities
	Goods/	of Goods/		on Closing	on Closing
	Services	Services	Other	Balance	Balance
Subsidiaries
Year Ended December 31, 2020	0	19,648	0	1,485	4,108
Year Ended December 31, 2019	—	4,086	—	—	475

For information regarding remuneration of executive management, refer to the Group’s Note 9 Employees and Personnel Costs.